Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB	12 Months Ended
Dec. 31, 2022
Application of New and Revised International Financial Reporting Standards Ifrs International Accounting Standards Ias International Financial Reporting Interpretations Committee Ifric Interpretations an [Abstract]
Applications of new and revised IFRS and IAS and IFRIC and SIC and IASB

3.      Application of new and revised International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), International Financial Reporting Interpretations Committee (“IFRIC”) Interpretations and Standing Interpretations Committee (“SIC”) Interpretations issued by the International Accounting Standards Board (“IASB”), (collectively, “IFRSs”)

a)      Amendments to IFRSs and the new interpretation that are mandatorily effective for the current year

New Standards, Interpretations and Amendments	Effective date issued by IASB
Amendments to IFRS 3, ‘Reference to the conceptual framework’	January 1, 2022
Amendments to IAS 16, ‘Property, plant and equipment: proceeds before intended use’	January 1, 2022
Amendments to IAS 37, ‘Onerous contracts – cost of fulfilling a contract’	January 1, 2022
Annual improvements to IFRS Standards 2018 – 2020	January 1, 2022

The Group has adopted the above new standards, interpretations and amendments as of the effective date. Based on the Group’s assessment, the above standards and interpretations have no significant impact to the Group’s financial condition and financial performance.

b)      New standards, interpretations and amendments in issue but not yet effective

New standards, interpretations and amendments in issue but not yet effective are as follows:

New Standards, Interpretations and Amendments	Effective date issued by IASB
Amendments to IAS 1, ‘Disclosure of accounting policies’	January 1, 2023
Amendments to IAS 8, ‘Definition of accounting estimates’	January 1, 2023
Amendments to IAS 12, ‘Deferred tax related to assets and liabilities arising from a single transaction’	January 1, 2023
IFRS 17, ‘Insurance contracts’	January 1, 2023
Amendments to IFRS 17, ‘Insurance contracts’	January 1, 2023
Amendment to IFRS 17, ‘Initial application of IFRS 17 and IFRS 9 – comparative information’	January 1, 2023
Amendments to IFRS 16, ‘Lease liability in a sale and leaseback’	January 1, 2024
Amendments to IAS 1, ‘Classification of liabilities as current or noncurrent’	January 1, 2024
Amendments to IAS 1, ‘Non-current liabilities with covenants’	January 1, 2024
Amendments to IFRS 10 and IAS 28, ’Sale or contribution of assets between an investor and its associate or joint venture’	To be determined by IASB

Based on the Group’s assessment, the above standards and interpretations have no significant impact to the Group’s financial condition and financial performance.